INTANGIBLE ASSETS OTHER THAN GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets
	Classes of intangible assets		Classes of intangible assets
	(net)		(gross)
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
	ThUS$	ThUS$	ThUS$	ThUS$
Airport slots	625,368	587,214	625,368	587,214
Loyalty program	203,791	190,542	203,791	190,542
Computer software	143,550	136,135	518,971	463,478
Developing software	107,652	104,874	107,651	105,673
Trademarks (1)	-	-	37,904	36,723
Other assets	25	127	1,315	1,315
Total	1,080,386	1,018,892	1,495,000	1,384,945

(1)	In 2016, the Company decided to adopt a unique name and identity and announced that the group’s brand will be LATAM, which united all the companies under a single image.

Schedule of movement in intangible assets other than goodwill
	Computer			Trademarks
	software and others	Developing	Airport	and loyalty
	Net	software	slots	program (1)	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening balance as of January 1, 2020	221,324	99,193	845,959	281,765	1,448,241
Additions	45	76,331	-	-	76,376
Withdrawals	(333)	(454)	(36,896)	-	(37,683)
Transfer software and others	101,015	(99,890)	-	-	1,125
Foreign exchange	(20,242)	(6,659)	(181,321)	(63,478)	(271,700)
Amortization	(162,468)	-	-	(7,332)	(169,800)
Closing balance as of December 31, 2020	139,341	68,521	627,742	210,955	1,046,559
Opening balance as of January 1, 2021	139,341	68,521	627,742	210,955	1,046,559
Additions	-	82,798	-	-	82,798
Withdrawals	(275)	(429)	-	-	(704)
Transfer software and others	46,144	(45,657)	-	(352)	135
Foreign exchange	(3,571)	(359)	(40,528)	(14,276)	(58,734)
Amortization	(45,377)	-	-	(5,785)	(51,162)
Closing balance as of December 31, 2021	136,262	104,874	587,214	190,542	1,018,892
Opening balance as of January 1, 2022	136,262	104,874	587,214	190,542	1,018,892
Additions	47	66,820	-	-	66,867
Withdrawals	(2,947)	(245)	-	-	(3,192)
Transfer software and others	61,212	(63,658)	-	-	(2,446)
Foreign exchange	3,359	(139)	38,154	13,249	54,623
Amortization	(54,358)	-	-	-	(54,358)
Closing balance as of December 31, 2022	143,575	107,652	625,368	203,791	1,080,386

(1)	In 2016, the Company decided to adopt a unique name and identity and announced that the group’s brand will be LATAM, which united all the companies under a single image.

Schedule of recoverable values
CGU
Air transport
Annual growth rate (Terminal)%		0.0 – 3.5
Exchange rate (1)	R$/US$	5.40 – 5.63
Discount rate based don the Weighted Average
Cost of Capital (WACC)%		8.40 – 12.40
Fuel Price from future prices curves
Commodities markets	US$/barrel	100 – 130

(1)	In line with expectations of the Central Bank of Brazil.

Schedule of annual growth rates, discounts, exchange rates and fuel price
Increase
	Increase	Decrease rate	fuel price
	WACC Maximum	Terminal growth Minimal	Maximum US$/barrel
	%	%
Air Transportation CGU	12.4	0	130